Transactions with Related Parties (Details) (Manager, USD $)	0 Months Ended	3 Months Ended	6 Months Ended
	Jul. 26, 2013	Sep. 30, 2014	Sep. 30, 2014
Manager
Transactions with related parties
Management fees for vessels		$ 0	$ 1,100,000
Monthly pre-delivery fee per vessel	15,000
Pre-delivery fees paid		$ 0	$ 900,000